Transamerica US Growth

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	218,521	$ 14,581,906

Air Freight & Logistics - 0.9%
FedEx Corp.	77,026	18,127,299

Automobiles - 1.7%
Tesla, Inc. (A)	41,936	33,277,474

Beverages - 2.3%
Constellation Brands, Inc., Class A	113,631	23,968,187
Monster Beverage Corp. (A)	247,630	21,501,713

		45,469,900

Biotechnology - 3.2%
Exact Sciences Corp. (A) (B)	84,098	11,534,882
Regeneron Pharmaceuticals, Inc. (A)	33,163	16,708,846
Seagen, Inc. (A)	84,886	13,944,223
Vertex Pharmaceuticals, Inc. (A)	89,013	20,391,098

		62,579,049

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	223,058	19,238,753

Capital Markets - 0.5%
S&P Global, Inc.	31,493	9,983,281

Chemicals - 0.7%
PPG Industries, Inc.	102,518	13,810,200

Commercial Services & Supplies - 0.6%
Copart, Inc. (A)	103,786	11,390,514

Construction Materials - 0.7%
Vulcan Materials Co.	95,642	14,264,048

Consumer Finance - 1.2%
American Express Co.	207,182	24,086,979

Entertainment - 3.3%
Activision Blizzard, Inc.	147,479	13,420,589
Netflix, Inc. (A)	55,414	29,501,859
Walt Disney Co. (A)	137,863	23,184,421

		66,106,869

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	78,615	17,873,906

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	17,720	6,245,060

Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	214,896	16,510,460
Becton Dickinson & Co.	57,451	15,040,097
Edwards Lifesciences Corp. (A)	177,840	14,686,027
Teleflex, Inc.	43,755	16,523,201

		62,759,785

Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	135,681	45,260,468

Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc., Class A (A)	65,895	12,100,299
Chipotle Mexican Grill, Inc. (A)	11,522	17,052,560

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	58,028	$ 12,060,539
Penn National Gaming, Inc. (A) (B)	140,183	14,539,781

		55,753,179

Household Products - 1.2%
Procter & Gamble Co.	189,175	24,254,127

Interactive Media & Services - 8.9%
Alphabet, Inc., Class A (A)	53,219	97,250,272
Facebook, Inc., Class A (A)	304,650	78,700,234

		175,950,506

Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (A)	45,244	145,061,313

IT Services - 10.1%
EPAM Systems, Inc. (A)	46,542	16,030,461
FleetCor Technologies, Inc. (A)	85,364	20,722,111
Global Payments, Inc.	118,450	20,908,794
GoDaddy, Inc., Class A (A)	236,135	18,555,488
Leidos Holdings, Inc.	180,436	19,137,042
Mastercard, Inc., Class A	139,300	44,059,197
PayPal Holdings, Inc. (A)	179,752	42,117,691
Square, Inc., Class A (A)	83,060	17,937,638

		199,468,422

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	65,916	33,597,385

Machinery - 0.8%
Nordson Corp.	85,269	15,262,298

Pharmaceuticals - 4.0%
Eli Lilly & Co.	192,027	39,935,855
Horizon Therapeutics PLC (A)	127,759	9,259,972
Merck & Co., Inc.	393,424	30,321,188

		79,517,015

Professional Services - 0.7%
Equifax, Inc.	79,158	14,019,673

Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (A)	299,222	25,625,372
Entegris, Inc.	151,517	14,907,758
First Solar, Inc. (A)	119,320	11,830,578
KLA Corp.	63,721	17,846,340
Marvell Technology Group, Ltd.	320,028	16,468,641
Micron Technology, Inc. (A)	193,958	15,181,093
Skyworks Solutions, Inc.	94,016	15,912,208
Teradyne, Inc.	134,770	15,293,699
Texas Instruments, Inc.	133,904	22,186,554

		155,252,243

Software - 15.9%
Adobe, Inc. (A)	88,066	40,402,039
DocuSign, Inc. (A)	45,764	10,657,978
Guidewire Software, Inc. (A)	118,193	13,561,465
Microsoft Corp.	610,040	141,504,878
salesforce.com, Inc. (A)	185,079	41,746,419
ServiceNow, Inc. (A)	45,500	24,713,780
Splunk, Inc. (A)	96,153	15,868,130
Workday, Inc., Class A (A)	115,799	26,347,746

		314,802,435

Specialty Retail - 1.6%
TJX Cos., Inc.	476,060	30,486,883

Transamerica Funds	Page 1

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	1,472,604	$ 194,324,824

Textiles, Apparel & Luxury Goods - 3.8%
NIKE, Inc., Class B	231,113	30,874,386
PVH Corp.	191,220	16,303,417
Under Armour, Inc., Class C (A)	897,783	13,439,812
VF Corp.	201,004	15,451,177

		76,068,792

Total Common Stocks (Cost $1,016,370,477)		1,978,874,586

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.00% (C), dated 01/29/2021, to be repurchased at $4,704,910 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2023, and with a value of $4,799,032.	$ 4,704,910	4,704,910

Total Repurchase Agreement (Cost $4,704,910)		4,704,910

Total Investments (Cost $1,021,075,387)		1,983,579,496
Net Other Assets (Liabilities) - (0.1)%		(1,654,225)

Net Assets - 100.0%		$ 1,981,925,271

Transamerica Funds	Page 2

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,978,874,586	$—	$—	$1,978,874,586
Repurchase Agreement	—	4,704,910	—	4,704,910

Total Investments	$1,978,874,586	$4,704,910	$—	$1,983,579,496

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,278,356, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $23,775,490. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4